Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues
Collaboration and license agreements	$ 48,269	$ 13,972	$ 18,796	$ 20,067
Operating expenses
Research and development	23,444	25,549	31,883	30,669
General and administrative	9,054	5,321	7,674	7,217
Total operating expenses	32,498	30,870	39,557	37,886
Income (loss) from operations	15,771	(16,898)	(20,761)	(17,819)
Other income (expense)
Interest income	30	47	54	101
Other income	49	158	158
Interest expense				(88)
Other expense		(45)	(64)
Total other income	79	160	148	13
Net income (loss)	$ 15,850	$ (16,738)	$ (20,613)	$ (17,806)
Net income (loss) per share - basic	$ 0.93	$ (17.21)
Net loss per share-basic and diluted			$ (21.14)	$ (19.54)
Net income (loss) per share - diluted	$ 0.56	$ (17.21)
Weighted average number of common shares used in net loss per share-basic and diluted			975,158	911,354
Weighted average number of common shares used in net income (loss) per share - basic	17,006,362	972,624
Weighted average number of common shares used in net income (loss) per share - diluted	28,240,947	972,624